Condensed Consolidated Statement of Stockholders' Deficit (Unadited) - USD ($)	Total	Preferred A Stock	Common Stock	Additional Paid-in Capital	Shares to be Issued	Receivable for Stock	Accumulated Deficit
Balance at Jun. 30, 2014	$ (9,365,066)		$ 69,452	$ 18,327,158		$ (50,000)	$ (27,711,676)
Balance, Shares at Jun. 30, 2014			69,451,849
Issuance of common stock, net of fees	94,490		$ 1,838	92,652
Issuance of common stock, net of fees, Shares			1,838,462
Issuance of common stock on conversion of debt and accrued interest	94,724		$ 3,445	91,279
Issuance of common stock on conversion of debt and accrued interest, Shares			3,445,161
Issuance of common stock for accounts payable	76,500		$ 748	75,752
Issuance of common stock for accounts payable, Shares			747,984
Cost of warrants	457,886			457,886
Debt discount	42,857			42,857
Net loss	(843,770)						(843,770)
Balance at Jun. 30, 2015	(9,442,379)		$ 75,483	19,087,584		(50,000)	(28,555,446)
Balance, Shares at Jun. 30, 2015			75,483,456
Issuance of common stock on conversion of debt and accrued interest	861,518		$ 9,781	851,737
Issuance of common stock on conversion of debt and accrued interest, Shares			9,781,375
Issuance of common stock for services received	511,099		$ 1,954	246,979	262,166
Issuance of common stock for services received, Shares			1,953,333
Issuance of common stock for warrants			$ 1,399	(1,399)
Issuance of common stock for warrants, Shares			1,399,460
Issuance of options for services received	25,000		$ 625	24,375
Issuance of options for services received, Shares			625,000
Issuance of preferred A shares for services received
Issuance of preferred A shares for services received, Shares		1,000
Derivative liability reclass to additional paid in capital upon share increase	85,960			85,960
Derivative liability reclass to additional paid in capital upon notes conversion	182,701			182,701
Fair value of warrants issued for finance costs	567,761			567,761
Fair value of warrants issued for deferred finance cost	685,250			685,250
Fair value of warrants issued in connection with convertible notes	19,183			19,183
Debt discount on convertible notes	1,310,900			1,310,900
Debt modification Expenses	2,039,833			2,039,833
Net loss	(6,202,816)						(6,202,816)
Balance at Jun. 30, 2016	(9,355,990)		$ 89,242	25,100,864	262,166	(50,000)	(34,758,262)
Balance, Shares at Jun. 30, 2016		1,000	89,242,624
Issuance of common stock on conversion of debt and accrued interest	1,240,470		$ 12,170	1,228,300
Issuance of common stock on conversion of debt and accrued interest, Shares			12,170,263
Issuance of common stock for services received	$ 296,567		$ 2,577	548,156	$ (254,166)
Issuance of common stock for services received, Shares			2,576,667
Common stock to be issued for conversion of accrued interest	2,500				2,500
Issuance of warrants	$ 30,626			30,626
Issuance of options for services received	2,906			2,906
Common stock to be issued for debt settlement	48,000				$ 48,000
Derivative liability reclass to additional paid in capital upon share increase	125,710			125,710
Repurchase of preferred stock		(1,000)
Net loss	(3,501,137)						(3,501,137)
Balance at Dec. 31, 2016	$ (11,110,348)		$ 103,989	$ 27,036,562	$ 58,500	$ (50,000)	$ (38,259,399)
Balance, Shares at Dec. 31, 2016		1,000	103,989,554